Description Of The Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Description Of The Plan
NOTE 1 - DESCRIPTION OF THE PLAN
The following brief description of the Monro, Inc. 401(k) Plan (the “Plan”), is provided for general information purposes only. Participants should refer to the Plan documents for more complete information.
General
Monro, Inc. (the employer and Plan sponsor) (the “Company” or “Monro”) voluntarily contributes funds to provide for retirement, termination, disability and death benefits of plan participants. Substantially all employees of Monro, Inc. are eligible to become participants of the Plan upon hire. To participate, an employee must be 18 years of age. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
Contributions
Participants may contribute from 1% to 50% of their annual
pre-tax
compensation. Effective January 7, 2025, a Roth contribution deferral option was added to the Plan. Participants may also contribute amounts representing rollovers from other qualified plans. Contributions are subject to certain limitations as required under the Internal Revenue Code. Participants who have attained age 50 or older during the plan year are eligible to make catch-up
contributions.
The Company match is a fixed uniform rate of 50% of the first 6% of participant contributions.
Catch-up
contributions are not eligible for Company matching contributions. All active participants are eligible to receive the Company match, with no limit based on hours worked. Matching contributions are calculated and remitted each payroll period. Additionally, the Company may contribute to the Plan an additional amount, either in the form of a “Profit Sharing Contribution”, or in the form of an additional match on 401(k) participant contributions, at the sole discretion of the Board of Directors. For the year ended December 31, 2025, the Company did not make a “Profit Sharing Contribution”.
Participants’ Accounts
Each participant’s account is credited with the participant’s contribution and (a) the Company’s matching contribution, (b) an allocation of the Company’s Profit Sharing contribution, if applicable, (c) Plan earnings and (d) charged with an allocation of administrative expenses. Plan earnings and administrative expense allocations are based on account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are immediately vested in their own salary reduction contributions plus actual earnings thereon. Vesting in the Company 401(k) Matching Contribution portion of their accounts, plus actual earnings thereon, is based on years of service as defined in the Plan. A participant vests 25% at the end of his/her second year of service, and an additional 25% each year thereafter. Participants become 100% vested in the Company’s Profit Sharing Contributions at the end of five years of service with 25%, 50% and 75% vesting in years two, three and four, respectively.
Forfeited balances of terminated participants’ nonvested accounts are used to reduce future Company contributions and to pay administrative expenses of the Plan. Forfeited accounts used to reduce Company contributions and to pay administrative expenses amounted to approximately $263,400 for the year ended December 31, 2025. At December 31, 2025 and 2024, remaining forfeitures available to offset future contributions were approximately $113,900 and $64,300, respectively.

Notes Receivable from Participants
Participants may borrow from their 401(k) account in various amounts as specified by the Plan. Notes receivable must be a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balances. The terms for notes receivable range from one to five years, or up to ten years for the purchase of a primary residence. The notes receivable are secured by the balance in the participant’s account and bear interest at a rate commensurate with local prevailing rates as determined by the Benefits Committee. Principal and interest are paid ratably through payroll deductions.
Payment of Benefits
Upon retirement, termination of employment, death or disability, participants or their beneficiaries may elect to receive their account balances in a single sum or in equal annual, or more frequent installments over a period not to exceed the life expectancy of the participant or the joint life expectancy of the participant and his beneficiary.
In-service
distributions are also permitted when a participant attains age 59.5 or demonstrates financial hardship.
Administration
The Monro, Inc. Benefits Committee is solely responsible for the general administration of the Plan and carrying out the Plan provisions. The Benefits Committee determines the appropriateness of the Plan’s investment offerings, monitors investment performance and reports to the Company’s Board of Directors. The Company reserves the right, by action of the Board of Directors, to discontinue contributions and terminate the Plan at any time, subject to the provisions of ERISA. In the event of a termination of the Plan, each participant shall immediately become fully vested. The administrator, custodian and trustee of the Plan is Empower Trust Company, LLC (“Empower”).